Investments for account of policyholders	12 Months Ended
Dec. 31, 2018
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Investments for account of policyholders

24 Investments for account of policyholders

Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2018	2017
Shares		20,640	25,370
Debt securities		20,441	24,836
Money market and other short-term investments		1,578	2,340
Deposits with financial institutions		3,263	2,946
Unconsolidated investment funds		143,800	134,132
Other		4,020	3,786
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		193,741	193,409

Investments in real estate	24.1	612	655
Total investments for account of policyholders		194,353	194,063

Included in investments for account of policyholders is the BlackRock Part VII transfer[1] in the United Kingdom, completed on July 1, 2018. This transaction has transferred GBP 16.3 billion (EUR 18.4 billion) of unit linked defined contribution assets and liabilities into the Group’s portfolio. Refer to note 37 Investments contracts for account of policyholders for the impact on liabilities.

The resulting increase in investments for account of policyholders above is offset by increased withdrawals and unfavorable equity markets performance in 2018. Refer to note 10 Results from financial transactions for further details on the impact of fair value changes.

Refer to note 47 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

24.1 Investments in real estate for account of policyholders

	2018	2017
At January 1	655	686
Additions	-	7
Subsequent expenditure capitalized	2	3
Disposals	(43)	(53)
Fair value gains/(losses)	5	38
Net exchange differences	(7)	(26)
At December 31	612	655

The investment properties are leased out under operating leases.

Rental income of EUR 47 million (2017: EUR 50 million; 2016: EUR 60 million) is reported as part of investment income in the income statement. Direct operating expenses relating to investments in real estate for account of policyholder amounted to EUR 4 million in 2018 (2017: EUR 4 million, 2016: EUR 5 million). There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.

Refer to note 48 Commitments and contingencies for a summary of contractual obligations to purchase investment property.

[1]	A Part VII transfer is a court-sanctioned legal transfer of some or all of the policies of one company to another governed by Part VII of the UK Financial Services and Markets Act 2000.